COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9:-      COMMITMENTS AND CONTINGENT LIABILITIES

a.          Lease commitments:

The facilities of the Company and its subsidiaries are leased under various operating lease agreements, which expire on various dates, the latest of which is on July 31, 2020. Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2014, are (in the aggregate) and for each succeeding fiscal year below:

2015	$2,872
2016	1,504
2017	944
2018	194
2019 and thereafter	136

$5,650

Total rent expenses for the years ended December 31, 2012, 2013 and 2014 were $ 4,199, $ 4,496 and $ 4,628 respectively (see also Note 15b).

b.         Litigation:

1.       In August 2013 the Company reached a settlement with the Israeli Tax Authorities ("ITA") regarding the Company's corporate tax returns from the years 2004, 2005, 2006 and 2008. The settlement amounted to a total payment of NIS 8.3 million ($ 2.3M). The Company had provisions for the related years in the amount of NIS 6.4 million ($1.8M). The amount in excess (approximately $ 500) was recorded as an additional tax expense during 2013. During 2013 the ITA began assessment of 2009-2011 tax years.

2.        In November 2011, SNMP Research International, Inc. and SNMP Research, Inc. commenced a lawsuit in the United States Bankruptcy Court for the District of Delaware against Nortel Networks, Inc. (and certain of its affiliates entities), Genband US LLC, GENBAND, Inc., Performance Technologies, Inc., Perftech (PTI) Canada, Avaya, Inc. and Radware, Ltd.  The Company alleges that the Company has infringed certain of SNMP's copyrights, misappropriated certain of SNMP's trade secrets, were unjustly enriched, and converted certain of SNMP's intellectual property. SNMP has asserted that as part of the Company's acquisition of the Layer 4-7 Application Delivery business from Nortel Networks in March 2009, the Company received certain intellectual property of SNMP Research that was embedded in the Layer 4-7 business. The complaint does not specify the amount of damages and requests that such amount be determined at trial.  The Company served with the complaint in Israel in March 2013 and advised SNMP Research that it diligently investigated whether software received from Nortel included SNMP Software, and based on such investigation no SNMP Software was found.

The Company moved to dismiss the action in May 2013 based on failure of the complaint to plead facts sufficient to state plausible causes of action for which relief can be granted. Oral argument on the motion was conducted on October 29, 2013. On December 10, 2013, Chief Judge granted the Company's motion and dismissed the complaint as to the Company. SNMP filed an amended complaint with the same claims on December 27, 2013, but the Company has not yet been served with the amended complaint. After settlement discussions, the case against the Company was dismissed with prejudice without the payment of any monies or admission of wrongdoing by the Company on August 13, 2014.

3.        On December 23, 2013, Parallel Networks, LLC filed suit in the United States District Court for the District of Delaware, alleging infringement of U.S. Patent relating to the Company's products that offer certain caching and URL re-writing features. The Company denies that it has infringed any valid claims of the asserted patents and has filed counterclaims for a declaration that the Company's products do not infringe and that the patents are invalid.  After settlement discussions, the case against the Company was dismissed with prejudice without the payment of any monies by the Company on November 3, 2014.

4.      On October 22, 2012, Branch Banking and Trust Co. ("BB&T) filed a third-party complaint in the Eastern District of Texas against Radware Inc., ("Radware") seeking indemnification for patent infringement claims brought by TQP Development LLC ("TQP") against BB&T in the same court.  The complaint alleges that BB&T purchased certain products from Nortel Networks Inc. ("Nortel") and Covelight Systems Inc. and that TQP has alleged that BB&T's use of these products infringes certain TQP patents.  BB&T further alleges that Radware is the successor in interest to Nortel and Covelight and that Radware, has refused to defend and hold BB&T harmless against TQP's allegations in breach of BB&T's agreements and warranties with Nortel and Covelight.  On January 14, 2013, Radware filed an answer and counterclaim denying that Radware has any indemnity obligations to BB&T and seeking declaratory judgment as to each of BB&T's asserted causes of action.  On April 8, 2013, the Court granted BB&T's motion to dismiss its action against Radware without prejudice.

5.       On August 29, 2013, F5 Networks Inc. ("F5") filed an amended answer and counterclaim in an action brought by the Company against F5 on May 1, 2013 for infringement of three of the Company's patents regarding link load balancing technology.  In its counterclaim, F5 alleged infringement of four F5 patents related to cookie persistence technology.  In particular, while F5 acknowledged that the Company is licensed to each of the F5 patents-in-suit, F5 contends that the Company's AppDirector and Alteon product lines perform unlicensed modes of the patents-in-suit.  F5's counterclaim further alleged trade libel and unfair competition resulting from statements made by the Company asserting that F5 is responsible for certain internet service problems at major banks, including the Bank of America.  On December 6, 2013, the Company filed an answer denying the allegations in F5's counterclaims. On June 26, 2014, pursuant to the parties' joint stipulation, the Court dismissed with prejudice F5's patent infringement counterclaim with respect to Radware's AppDirector product line. The Markman hearing and summary judgment hearing with respect to the counterclaim has been set for June 10, 2015. No date has been set for trial in this matter and the Company currently cannot estimate what impact, if any, the litigation may have on its results of operations, financial condition or cash flows.

6.      On January 17, 2014, CRFD Research Inc. ("CRFD") filed a patent infringement complaint in the District of Delaware against Level 3 Communications LLC ("Level 3"), a reseller of Strangeloop products.  On January 21, 2014, Level 3 requested indemnification from Strangeloop seeking indemnification for patent infringement claims brought by CRFD against Level 3.  The Company has agreed to indemnify and defend Level 3 in this action. On May 12th, 2014, the District Court in Delaware granted the parties Stipulation of Dismissal With Prejudice dismissing the complaint against Level 3.

7.         From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows and believes that it had provided an adequate accrual to cover the costs to resolve the aforementioned legal proceedings, demands and claims.